Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
ASSETS
Cash and due from banks	$ 5,817	$ 6,445
Interest-bearing deposits with banks	167,543	164,149
Cash and interest bearing deposits with banks	173,360	170,594
Trading loans, securities, and other (Note 4)	147,438	148,318
Non-trading financial assets at fair value through profit or loss (Note 4)	9,252	8,548
Derivatives (Note 4)	51,742	54,242
Financial assets designated at fair value through profit or loss (Note 4)	4,632	4,739
Financial assets at fair value through other comprehensive income (Note 4)	84,389	103,285
Total Trading and Non Trading Financial Assets	297,453	319,132
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	250,310	227,679
Securities purchased under reverse repurchase agreements	162,154	169,162
Loans (Notes 4, 6)
Residential mortgages	263,456	252,219
Consumer instalment and other personal	187,490	185,460
Credit card	30,692	32,334
Business and government	244,393	255,799
Gross loans	726,031	725,812
Allowance for loan losses (Note 6)	(6,811)	(8,289)
Loans, net of allowance for loan losses	719,220	717,523
Other
Customers’ liability under acceptances	19,298	14,941
Goodwill (Note 9)	16,341	17,148
Other intangibles	2,140	2,125
Land, buildings, equipment, and other depreciable assets	9,253	10,136
Deferred tax assets	2,036	2,444
Amounts receivable from brokers, dealers, and clients	23,262	33,951
Other assets (Note 10)	17,035	18,856
Total other miscellaneous assets	100,596	111,775
Total assets	1,703,093	1,715,865
LIABILITIES
Trading deposits (Notes 4, 11)	29,445	19,177
Derivatives (Note 4)	52,715	53,203
Securitization liabilities at fair value (Note 4)	13,633	13,718
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	92,355	59,665
Total financial liabilities other than non-trading deposits and other	188,148	145,763
Deposits (Notes 4, 11)
Personal	626,538	625,200
Banks	25,638	28,969
Business and government	466,505	481,164
Total deposits, other than trading	1,118,681	1,135,333
Other
Acceptances	19,298	14,941
Obligations related to securities sold short (Note 4)	36,723	34,999
Obligations related to securities sold under repurchase agreements	155,863	188,876
Securitization liabilities at amortized cost (Note 4)	15,272	15,768
Amounts payable to brokers, dealers, and clients	23,866	35,143
Insurance-related liabilities	7,735	7,590
Other liabilities (Note 12)	26,297	30,476
Total other miscellaneous liabilities	285,054	327,793
Subordinated notes and debentures (Note 4)	11,303	11,477
Total liabilities	1,603,186	1,620,366
EQUITY
Contributed surplus	125	121
Retained earnings	61,167	53,845
Accumulated other comprehensive income (loss)	9,164	13,437
Total equity	99,907	95,499
Total liabilities and equity	1,703,093	1,715,865
Common shares [member]
EQUITY
Issued capital (Note 13)	22,945	22,487
Treasury shares (Note 13)	(189)	(37)
Preferred shares and other equity instruments [member]
EQUITY
Issued capital (Note 13)	6,700	5,650
Preference shares [member]
EQUITY
Treasury shares (Note 13)	(5)	(4)
Schwab and TD Ameritrade [member]
Other
Investment in Schwab (Note 7)	$ 11,231	$ 12,174